CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	$ 0.6	$ 0.6
Ordinary shares, shares authorized	40,000,000	20,000,000
Ordinary shares, shares issued	10,473,488	9,099,805
Ordinary shares, shares outstanding	10,470,230	9,096,547